Subsequent Events (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		0 Months Ended			0 Months Ended	2 Months Ended	1 Months Ended		3 Months Ended	0 Months Ended		1 Months Ended		4 Months Ended	1 Months Ended				0 Months Ended		1 Months Ended		0 Months Ended								0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Oct. 30, 2014 Subsequent Event [Member] vessel	Oct. 07, 2014 Golden Ocean [Member] Subsequent Event [Member] vessel	Oct. 07, 2014 Golden Ocean [Member] Subsequent Event [Member] vessel	Aug. 12, 2014 Dividend Declared [Member] Subsequent Event [Member]	Jan. 31, 2015 Common Stock [Member] Scenario, Forecast [Member] Golden Ocean [Member]	May 31, 2014 Frontline 2012 [Member] vessel t	Apr. 30, 2014 Frontline 2012 [Member] company vessel t	Jun. 30, 2014 Frontline 2012 [Member] vessel	Oct. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Jul. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member]	Oct. 31, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Sep. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] company vessel	Sep. 30, 2014 Frontline 2012 [Member] Subsequent Event [Member] vessel	Mar. 31, 2015 Frontline 2012 [Member] Scenario, Forecast [Member] company	Apr. 30, 2014 Frontline 2012 [Member] Common Stock [Member]	Sep. 30, 2014 Frontline 2012 [Member] Common Stock [Member] Subsequent Event [Member]	Mar. 31, 2015 Frontline 2012 [Member] Common Stock [Member] Scenario, Forecast [Member]	Sep. 22, 2014 KSL Santiago [Member] Frontline 2012 [Member] Subsequent Event [Member] vessel	Sep. 22, 2014 KSL Salvador [Member] Frontline 2012 [Member] Subsequent Event [Member]	Jun. 30, 2014 Golden Zhejiang [Member]	Mar. 31, 2014 Golden Zhejiang [Member]	Oct. 27, 2014 Golden Zhejiang [Member] Subsequent Event [Member]	Oct. 30, 2014 KSL San Francisco [Member] Frontline 2012 [Member] Subsequent Event [Member]	Oct. 30, 2014 KSL Santos [Member] Frontline 2012 [Member] Subsequent Event [Member]	Jun. 30, 2014 Capital Addition Purchase Commitments [Member]	Sep. 30, 2014 Capital Addition Purchase Commitments [Member] Subsequent Event [Member]	Mar. 31, 2015 Capital Addition Purchase Commitments [Member] Frontline 2012 [Member] Scenario, Forecast [Member]	Jun. 30, 2014 Term Loan Facility [Member]	May 31, 2014 Term Loan Facility [Member]	Nov. 10, 2014 Term Loan Facility [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Number of Capesize Newbuildings acquired					14						5					10
Capesize Drybulk Size Range											180,000
Purchase of vessel			$ 24,085,000	$ 0										$ 37,600,000								$ 37,600,000	$ 37,600,000				$ 36,500,000	$ 37,600,000
Loan drawdowns																																		60,000,000
Dividends payable per share	$ 0.20	$ 0.175	$ 0.375	$ 0.85				$ 0.2
Number of SPCs expected to be acquired											25							12
Capesize Newbuildings Delivered										2		3	2		2	1	3					1
Shares issued																			15.5	31.0	31.0
Unrecorded Unconditional Purchase Obligation																													252,000,000	490,000,000	404,000,000
Number of SPCs acquired											5					13
Cash acquired on purchase of SPCs			43,412,000	0							43,400,000					25,100,000
Expected vessels in fleet						72
Expected number of newbuildings							36
Equity interest issued or issuable ratio									0.13749
Number of shares issued to Golden Ocean									61.5
Merger Agreement, Possible Termination Fee						10,000,000
Proceeds from Legal Settlements																								3,200,000	9,700,000	3,300,000
Term loan facility																																$ 420,000,000	$ 135,000,000